Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ 3,283	$ 2,400	$ 3,293	$ 2,000	$ 5,693	$ 5,286	$ 12,014	$ 5,705	$ (3,799)
Effective Income Tax Rate Reconciliation, Percent	87.70%	(129.00%)	50.50%	74.40%	303.30%	57.50%